Apr. 18, 2016
NUVEEN GLOBAL TACTICAL OPPORTUNITIES PLUS FUND

SUPPLEMENT DATED APRIL 18, 2016

TO THE PROSPECTUS DATED JANUARY 29, 2016

Nuveen Global Tactical Opportunities Plus Fund will be liquidated after the close of business on April 29, 2016. The fund will send shareholders the proceeds of the liquidation.

NUVEEN INTELLIGENT RISK GROWTH ALLOCATION FUND

NUVEEN INTELLIGENT RISK MODERATE ALLOCATION FUND

NUVEEN INTELLIGENT RISK CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED APRIL 18, 2016

TO THE PROSPECTUS DATED DECEMBER 31, 2015

Nuveen Intelligent Risk Growth Allocation Fund, Nuveen Intelligent Risk Moderate Allocation Fund and Nuveen Intelligent Risk Conservative Allocation Fund will be liquidated after the close of business on June 24, 2016.

Effective May 18, 2016, the funds will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until June 17, 2016. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the funds. The funds reserve the right to modify the extent to which sales of shares are limited prior to the funds’ liquidation. After the close of business on June 24, 2016, the funds will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

NUVEEN U.S. INFRASTRUCTURE BOND FUND

SUPPLEMENT DATED APRIL 18, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

Nuveen U.S. Infrastructure Bond Fund will be liquidated after the close of business on August 19, 2016.

Effective May 18, 2016, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until August 12, 2016. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on August 19, 2016, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.